Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax expenses	$ 71	$ 289	$ 397
Deferred income tax benefits	(1,335)	(1,175)	66
Income tax expense/ (benefit)	$ (1,264)	$ (886)	$ 463